Fair Value of Financial Instruments - Summary of Level 3 Fair Value Measurement Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Interest Rate Lock Commitments on Residential Mortgages [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	$ 847
Total gains (losses), realized/unrealized:
Included in earnings	(728)	847
Included in accumulated other comprehensive income (loss)
Transfers into Level 3
Balance, end of year	119	847
Investment Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	5,882	4,908
Total gains (losses), realized/unrealized:
Included in earnings
Included in accumulated other comprehensive income	2,085	974
Purchases	10,500
Maturities
Prepayments
Calls
Transfers into Level 3	(10,500)
Balance, end of year	$ 7,967	$ 5,882